December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Dated May 31, 2012

Effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley U.S. Government Money Market Trust (the 'Fund"). Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Fund will be deleted. In addition, the following changes to the Prospectus are required:

The second paragraph of the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted in its entirety.

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The last paragraph of the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted and replaced with the following:

  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in the Fund's semiannual report to shareholders for the period ended July 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DWGSPT2 12/12

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley U.S. Government Money Market Trust,
dated May 31, 2012
(the "Fund")

Effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Fund. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Fund will be deleted. In addition, the following changes to the Statement of Additional Information ("SAI") are required:

The second paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

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The fifth paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

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The third paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—C. Services Provided by the Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.